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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:


   /s/ Willis P. Dobbs            Atlanta, GA USA               February 1, 2005
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:

     [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-

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[Repeat as necessary.]

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City Capital, Inc.
FORM 13F
31-Dec-04

                                                                                                   Voting Authority
                                                                                                   ----------------
                                                           Value     Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP      (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------  ------  ------  ----
3M COMPANY                      COM             88579Y101       263      3200  SH         Sole                 3200
ABERCROMBIE & FITCH CO          COM             002896207      6900    146955  SH         Sole               146955
BANK OF AMERICA CORP            COM             060505104      8112    172642  SH         Sole               172642
BAXTER INTERNATIONAL            COM             071813109      6170    178620  SH         Sole               178620
CHEVRONTEXACO CORP COM          COM             166764100       322      6140  SH         Sole                 6140
CHOICEPOINT INC                 COM             170388102       380      8253  SH         Sole                 8253
CITIGROUP INC.                  COM             172967101      6547    135876  SH         Sole               135876
COCA COLA CO                    COM             191216100       354      8493  SH         Sole                 8493
CONOCO PHILLIPS                 COM             20825C104      4961     57135  SH         Sole                57135
DELL INC COM                    COM             24702R101      3126     74170  SH         Sole                74170
DUKE ENERGY CORPORATION         COM             264399106      6536    258040  SH         Sole               258040
GENERAL ELECTRIC CO             COM             369604103      7205    197402  SH         Sole               197402
HEALTH MGMT ASSOCIATES INC.-A   COM             421933102      4045    178040  SH         Sole               178040
HOME DEPOT                      COM             437076102      6526    152685  SH         Sole               152685
INTEL CORP                      COM             458140100      4137    176883  SH         Sole               176883
INTL BUSINESS MACHINES          COM             459200101      5552     56320  SH         Sole                56320
JEFFERSON PILOT CORP            COM             475070108      3528     67895  SH         Sole                67895
JOHNSON & JOHNSON               COM             478160104      7289    114936  SH         Sole               114936
JPMORGAN CHASE & CO             COM             46625H100      7212    184881  SH         Sole               184881
LINCARE HOLDINGS INC            COM             532791100      5067    118800  SH         Sole               118800
MARRIOTT INTL CL A              COM             571903202       246      3900  SH         Sole                 3900
MASCO CORP                      COM             574599106       285      7800  SH         Sole                 7800
MERCANTILE BANKSHARE            COM             587405101      5034     96430  SH         Sole                96430
MERCK & CO INC                  COM             589331107      6790    211257  SH         Sole               211257
MICROSOFT                       COM             594918104      2189     81955  SH         Sole                81955
PEPSICO INC.                    COM             713448108      5571    106718  SH         Sole               106718
PFIZER INC                      COM             717081103      6540    243199  SH         Sole               243199
SBC COMMUNICATIONS INC          COM             78387g103       254      9860  SH         Sole                 9860
SCHERING PLOUGH CORP            COM             806605101      3982    190720  SH         Sole               190720
SPRINT CORP                     COM             852061100      6068    244200  SH         Sole               244200
SUNTRUST BANKS INC              COM             867914103       480      6493  SH         Sole                 6493
UNUMPROVIDENT CORP              COM             91529Y106      5340    297680  SH         Sole               297680
HONDA MOTOR CO LTD - SPONS ADR  ADR             438128308      5351    205330  SH         Sole               205330
NOKIA CORP ADR A                ADR             654902204      6755    431075  SH         Sole               431075
NORSK HYDRO AS-SPONS ADR        ADR             656531605      4140     52590  SH         Sole                52590
PETROLEO BRASILEIRO S.A.-ADR    ADR             71654V408      5864    147400  SH         Sole               147400
REPORT SUMMARY                              36 DATA RECORDS  159118            0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED